Interbank Loans	12 Months Ended
Dec. 31, 2020
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Interbank Loans

Note 9 - Interbank Loans

a)	As of December 31, 2020 and 2019, the balances presented under the item "Interbank loans, net" are as follow:

	As of December 31,
	2020	2019
	MCh$	MCh$
Local banks
Loans to local banks	—	—
Allowances for loans losses	—	—
Subtotals	—	—
Foreign banks
Interbank cash loans	—	37,048
Loans to foreign banks	—	755
Non-transferable deposits with foreign banks	7,131	18,832
Allowances for loans losses	(10)	(239)
Subtotals	7,121	56,396
Chilean Central Bank
Deposits with the Chilean Central Bank not available	—	—
Subtotals	—	—
Totals	7,121	56,396

b)	Movements in provisions and impairment for local and foreign interbank loans during the year ended December 31, 2020 and 2019 are as follows:

	Foreign banks
	2020				2019
	Stage 1	Stage 2	Stage 2		Stage 1	Stage 2	Stage 2
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Opening balances as of January 1,	(239)	—	—	(239)	(463)	—	—	(463)
Changes in the allowances
- Transfer to stage 1	—	—	—	—	—	—	—	—
- Transfer to stage 2	—	—	—	—	—	—	—	—
- Transfer to stage 3	—	—	—	—	—	—	—	—
- Increases due to change in credit risk	—	—	—	—	—	—	—	—
- Decreases due to change in credit risk	—	—	—	—	—	—	—	—
- Charge-offs	—	—	—	—	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—	—	—	—	—
New financial assets originated or purchased	(10)	—	—	(10)	(316)	—	—	(316)
Financial assets that have been derecognized	218	—	—	218	574	—	—	574
Changes in models/risk parameters	—	—	—	—	—	—	—	—
Foreign exchange and other movements	21	—	—	21	(34)	—	—	(34)
Ending balances as of December 31,	(10)	—	—	(10)	(239)	—	—	(239)